Note 5 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accrued payroll expenses	$ 342,056	$ 61,714
Accrued interest expense	877,635	500,664
Accrued general and administrative expenses	107,197	107,755
Accrued commissions	91,277	71,139
Other accrued expenses	902,441	263,447
Total	$ 2,320,606	$ 1,004,719